Statements of Income - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
REVENUES
Interest	$ 283,015	$ 259,974	$ 92,527
Total revenues	31,990,874	47,293,765	34,495,415
EXPENSES
Compensation of Trustees	271,449	264,278	207,520
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	928,586	636,224	366,205
Accounting and auditing	185,109	140,938	142,214
Mining consultant and field representatives	30,574	33,468	56,100
Insurance	134,683	119,224	118,392
Annual stock exchange fee	68,000	65,255	59,967
Transfer agent's and registrar's fees	6,606	7,244	7,366
Other Trust expenses	247,615	405,590	51,726
Total Expenses	1,935,122	1,734,721	1,071,990
Net income	$ 30,055,752	$ 45,559,044	$ 33,423,425
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING	13,120,010	13,120,010	13,120,010
Net income per unit (Note 2) (in dollars per unit)	$ 2.291	$ 3.472	$ 2.548
Royalties From Leases [Member]
REVENUES
Royalty income	$ 30,983,327	$ 46,430,497	$ 33,883,561
Royalties From Lease Fees [Member]
REVENUES
Royalty income	$ 724,532	$ 603,294	$ 519,327